CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.0%
Verizon Communications Inc.	1,050,000	$64,470,000

Media -1.4%
Gray Television Inc.	500,000	10,720,000	*
ViacomCBS Inc., Class B Shares	300,000	12,591,000

Total Media		23,311,000

TOTAL COMMUNICATION SERVICES		87,781,000

CONSUMER DISCRETIONARY - 5.4%
Diversified Consumer Services - 1.5%
Service Corp. International	520,000	23,935,600

Specialty Retail - 3.9%
AutoZone Inc.	30,000	35,739,300	*
Foot Locker Inc.	250,000	9,747,500
Murphy USA Inc.	150,000	17,550,000	*

Total Specialty Retail		63,036,800

TOTAL CONSUMER DISCRETIONARY		86,972,400

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 1.2%
Sprouts Farmers Market Inc.	1,000,000	19,350,000	*

Food Products - 2.1%
Conagra Brands Inc.	500,000	17,120,000
Sanderson Farms Inc.	100,000	17,622,000

Total Food Products		34,742,000

Personal Products - 2.5%
Unilever PLC	705,585	40,394,225	(a)

TOTAL CONSUMER STAPLES		94,486,225

ENERGY - 8.5%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	350,000	14,070,000

Oil, Gas & Consumable Fuels - 7.6%
Encana Corp.	2,200,000	10,318,000
EQT Corp.	800,000	8,720,000
Kinder Morgan Inc.	2,100,000	44,457,000
Pioneer Natural Resources Co.	135,000	20,434,950
Suncor Energy Inc.	1,200,000	39,360,000

Total Oil, Gas & Consumable Fuels		123,289,950

TOTAL ENERGY		137,359,950

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2019 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 28.9%
Banks - 14.2%
Bank OZK	380,000	$11,591,900
Citigroup Inc.	750,000	59,917,500
KeyCorp	2,300,000	46,552,000
US Bancorp	700,000	41,503,000
Wells Fargo & Co.	1,300,000	69,940,000

Total Banks		229,504,400

Capital Markets - 0.7%
E*TRADE Financial Corp.	260,000	11,796,200

Consumer Finance - 6.4%
OneMain Holdings Inc.	1,000,000	42,150,000
Synchrony Financial	1,700,000	61,217,000

Total Consumer Finance		103,367,000

Diversified Financial Services - 1.7%
Voya Financial Inc.	450,000	27,441,000

Insurance - 4.2%
American International Group Inc.	800,000	41,064,000
Fairfax Financial Holdings Ltd.	28,968	13,589,178
First American Financial Corp.	235,000	13,705,200

Total Insurance		68,358,378

Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp.	1,900,000	26,923,000

TOTAL FINANCIALS		467,389,978

HEALTH CARE - 11.8%
Biotechnology - 1.3%
Alexion Pharmaceuticals Inc.	190,000	20,548,500	*

Health Care Providers & Services - 1.7%
Covetrus Inc.	1,000,000	13,200,000	*
CVS Health Corp.	200,000	14,858,000

Total Health Care Providers & Services		28,058,000

Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	500,000	32,095,000
Johnson & Johnson	475,000	69,288,250
Merck & Co. Inc.	450,000	40,927,500

Total Pharmaceuticals		142,310,750

TOTAL HEALTH CARE		190,917,250

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
Boeing Co.	50,000	16,288,000

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2019 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Airlines - 0.7%
Alaska Air Group Inc.	156,840	$10,625,910

Building Products - 2.6%
Johnson Controls International PLC	600,000	24,426,000
Owens Corning	275,000	17,908,000

Total Building Products		42,334,000

Industrial Conglomerates - 2.2%
Honeywell International Inc.	200,000	35,400,000

Machinery - 1.9%
Allison Transmission Holdings Inc.	280,000	13,529,600
Stanley Black & Decker Inc.	100,000	16,574,000

Total Machinery		30,103,600

Trading Companies & Distributors - 0.9%
GATX Corp.	180,000	14,913,000

TOTAL INDUSTRIALS		149,664,510

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.8%
Arista Networks Inc.	65,000	13,221,000	*

IT Services - 1.6%
DXC Technology Co.	250,000	9,397,500
Euronet Worldwide Inc.	107,000	16,858,920	*

Total IT Services		26,256,420

Semiconductors & Semiconductor Equipment - 1.1%
QUALCOMM Inc.	200,000	17,646,000

Software - 2.9%
Oracle Corp.	900,000	47,682,000

Technology Hardware, Storage & Peripherals - 0.8%
NetApp Inc.	200,000	12,450,000

TOTAL INFORMATION TECHNOLOGY		117,255,420

MATERIALS - 2.3%
Chemicals - 1.4%
Corteva Inc.	400,000	11,824,000
DuPont de Nemours Inc.	175,000	11,235,000

Total Chemicals		23,059,000

Metals & Mining - 0.9%
Nucor Corp.	250,000	14,070,000

TOTAL MATERIALS		37,129,000

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent, Class A Shares	1,600,000	41,936,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2019 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Pebblebrook Hotel Trust		499,995	$13,404,866
Weyerhaeuser Co.		617,482	18,647,956

TOTAL REAL ESTATE			73,988,822

UTILITIES - 5.7%
Electric Utilities - 2.6%
Exelon Corp.		930,000	42,398,700

Independent Power and Renewable Electricity Producers - 3.1%
AES Corp.		1,700,000	33,830,000
Vistra Energy Corp.		700,000	16,093,000

Total Independent Power and Renewable Electricity Producers			49,923,000

TOTAL UTILITIES			92,321,700

TOTAL COMMON STOCKS (Cost - $1,118,375,021)			1,535,266,255

	RATE
PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost - $11,837,446)	4.860%	70,000	13,837,732	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,130,212,467)			1,549,103,987

SHORT-TERM INVESTMENTS - 4.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.403%	54,797,573	54,797,573
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.485%	13,699,393	13,699,393	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $68,496,966)			68,496,966

TOTAL INVESTMENTS - 100.0% (Cost - $1,198,709,433)			1,617,600,953
Liabilities in Excess of Other Assets - (0.0)%			(677,245)

TOTAL NET ASSETS - 100.0%			$1,616,923,708

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At December 31, 2019, the total market value of investments in Affiliated Companies was $13,699,393 and the cost was $13,699,393 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

5

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$54,092,000	$40,394,225	—	$94,486,225
Other Common Stocks	1,440,780,030	—	—	1,440,780,030
Preferred Stocks	—	13,837,732	—	13,837,732

Total Long-Term Investments	1,494,872,030	54,231,957	—	1,549,103,987

Short-Term Investments†	68,496,966	—	—	68,496,966

Total Investments	$1,563,368,996	$54,231,957	—	$1,617,600,953

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended December 31, 2019. The following transactions were effected in shares of such company for the period ended December 31, 2019.

	Affiliate Value at September 30, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,722,118	15,722,118	$2,022,725	2,022,725	—	$15,766	—	$13,699,393

7